Cover Page Cover Page	Nov. 06, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	EXTENDED STAY AMERICA, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36190
Entity Tax Identification Number	46-3140312
Entity Address, Address Line One	11525 N. Community House Road, Suite 100
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	345-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001581164
ESH Hospitality, Inc.
Entity Information [Line Items]
Entity Registrant Name	ESH HOSPITALITY, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36191
Entity Tax Identification Number	27-3559821
Entity Address, Address Line One	11525 N. Community House Road, Suite 100
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	345-1600
Entity Central Index Key	0001507563